SCHEDULE OF ACCOUNTS RECEIVABLE (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Credit Loss [Abstract]
Accounts receivable, gross	$ 2,346,471	$ 18,302,472		$ 8,496,515
Less: allowance for expected credit losses	(7,000)	(54,600)	$ (7,000)	(54,600)	$ (40,560)
Accounts receivable, net	$ 2,339,471	$ 18,247,872		$ 8,441,915